Related Party Balances and Transactions - Schedule of Due to a Related Party Consisted (Details) - Related Party [Member]	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Related Party Transaction [Line Items]
Total	$ 14,984,393	$ 1,926,039	$ 24,278,340
Zhongshan Raytech [Member]
Related Party Transaction [Line Items]
Total	12,759,342	1,640,039	24,278,340
Raytech Holdings [Member]
Related Party Transaction [Line Items]
Total	$ 2,225,051	$ 286,000